Related party transactions and balances (Details Narrative)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Tonghuai SG Enterprise Pte. Ltd [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	$ 2,886,043	$ 3,755,423	$ 2,995,423